STOCKHOLDERS' EQUITY (DEFICIT) & STOCK-BASED COMPENSATION (Details 2) - $ / shares	3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Offsetting Assets [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance			136,082	136,082	274,019	490,031
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					163,492	572,402
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period					(25,555)	(23,056)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance					136,082	274,019
Equity Option [Member]
Offsetting Assets [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	1,063,546	81,089	136,082	136,082
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	1,597,650	1,250,479	1,197,252	1,197,252	1,059,315	509,969
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 7.17	$ 5.58	$ 5.25	$ 5.25	$ 4.74	$ 2.56
Granted	(266,112)	(396,384)	(60,774)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	259,559	396,384	60,774		163,492	572,402
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 9.99	$ 12.15	$ 12.69		$ 8.64	$ 6.75
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNumberOfSharesGrantedAwards]	(5,775)	(3,636)	(1,836)
Cancelled	29,073	49,213	7,547
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(11,256)	(49,213)	(7,547)		(25,555)	(23,056)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 7.24	$ 7.02	$ 8.61		$ 6.75	$ 6.75
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNumberOfSharesAdditionalSharesAuthorizedAvailableForGrant]		1,333,334
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	820,732	1,063,546	81,089	820,732	136,082
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	1,845,953	1,597,650	1,250,479	1,845,953	1,197,252	1,059,315
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 7.57	$ 7.17	$ 5.58	$ 7.57	$ 5.25	$ 4.74